Summary of Significant Accounting Policies - Schedule of Company’s Total Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Total revenue	$ 20,687,274	$ 23,502,010	$ 19,821,457
Wheelchair [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	16,222,561	14,866,699	16,348,133
Wheelchair components [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	1,886,766	1,883,761	2,770,392
Other products [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	$ 2,577,947	$ 6,751,550	$ 702,932